Share-Based Compensation - Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Shares
Beginning nonvested (in shares)	122,440	122,440	112,880
Granted (in shares)	24,705	24,705	13,160
Vested (in shares)	(3,120)	(4,560)	(2,000)
Forfeited (in shares)	0	0	(1,600)
Ending nonvested (in shares)	144,025	142,585	122,440
Weighted-Average Grant-Date Fair Value
Beginning nonvested (in usd per share)	$ 48.00	$ 48.00	$ 47.49
Granted (in usd per share)	67.81	67.81	54.78
Vested (in usd per share)	50.47	54.07	59.87
Forfeited (in usd per share)	0	0	52.92
Ending nonvested (in usd per share)	$ 51.34	$ 51.24	$ 48.00